Significant Items Within the Income Statement (Tables)	6 Months Ended
Jun. 30, 2018
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Non-underlying Items

€ million	First Half
	2018	2017
Acquisition and disposal-related credit/(costs)(a)	148	(69)
Gain/(loss) on disposal of group companies(b)	–	308
Restructuring costs	(367)	(318)
Impairment and other one-off items(c)	(219)	–

Non-underlying items within operating profit before tax	(438)	(79)
Tax on non-underlying items within operating profit	170	(21)

Non-underlying items within operating profit after tax	(268)	(100)

Non-underlying items not in operating profit but within net profit:
Impact of US tax reform	(29)	–

Non-underlying items not in operating profit but within net profit after tax	(29)	–

Non-underlying items after tax(d)	(297)	(100)

Attributable to:
Non-controlling interests	(10)	(4)
Shareholders’ equity	(287)	(96)

(a)	2018 includes a credit of €277 million from early settlement of contingent consideration relating to Blueair.
(b)	2017 includes a gain of €308 million from the sale of AdeS soy beverage business in Latin America.
(c)	Includes a charge of €208 million relating to impairment of Blueair intangible asset.
(d)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.